Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales revenue	€ 21,107	€ 12,025	€ 6,130
Cost of sales	(4,451)	(1,715)	(1,652)
Gross profit from sales	16,656	10,310	4,478
Operating expenses
Research and development costs	(4,427)	(4,225)	(4,640)
General administrative costs	(12,963)	(3,097)	(2,853)
Sales costs	(17,744)	(16,922)	(8,764)
Loss from operations	(18,478)	(13,934)	(11,779)
Interest expenses	(1,614)	(1,048)	(805)
Effective interest expenses	(170)	(85)	(402)
Interest income	24	38	3
Other expenses	(332)	(1,333)	(47)
Other income	1,301	260	2,451
Loss before income tax	(19,269)	(16,102)	(10,579)
Income tax	10,391
Loss for the period	(8,878)	(16,102)	(10,579)
Expenses and income not included in profit/loss
Items which may in future be regrouped into the profit and loss statement under certain conditions Translation differences resulting from the conversion of foreign business operations	(702)	854	(153)
Other income total	(702)	854	(153)
Total loss for the period	€ (9,580)	€ (15,248)	€ (10,732)
Basic/diluted earnings per share	€ (0.20)	€ (0.42)	€ (0.36)